CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares. subject to possible redemption	17,250,000	0
Ordinary shares, par shares	$ 10.14	$ 0
Founder shares released from forfeiture upon exercise of over allotment option		750,000
Over-Allotment Option [Member]
Founder shares subject to forfeiture	750,000	750,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	1,047,994	0
Common stock, shares outstanding	1,047,994	0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares outstanding	5,750,000	5,750,000
Common Class B [Member] | Over-Allotment Option [Member]
Founder shares subject to forfeiture	750,000	750,000
Class A Ordinary Shares [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	1,047,994	0
Common stock, shares outstanding	1,047,994	0
Class B Ordinary Shares [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000